Repurchase agreement (Details) (USD $)	Jun. 30, 2013	Mar. 22, 2013	Dec. 31, 2012	Jun. 30, 2013 Secured debt [Member] Master repurchase agreement [Member]	Mar. 22, 2013 Secured debt [Member] Master repurchase agreement [Member]	Jul. 18, 2013 Secured debt [Member] Master repurchase agreement [Member] Subsequent event [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 100,000,000			$ 100,000,000
Repurchase agreement	472,000		0	500,000		500,000
Loans pledged as collateral under repurchase agreement				$ 1,000,000
Line of Credit Facility, Interest Rate at Period End	3.50%